Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash	$ 30,369
Intercompany receivable	4,009,000	9,000
Total current assets	4,039,369	9,000
Non-current assets
Long term debt investment	6,171,616
Long term loan to a third-party	2,021,452
Loss from investment in subsidiaries	(5,542,585)	(5,634,277)
Total non-current assets	2,650,483	(5,634,277)
Total assets	6,689,852	(5,625,277)
LIABILITIES
Intercompany payable	1,059,521
Total liabilities	1,059,521
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Common stock, value
Additional paid-in capital	10,967,458
Accumulated deficit	(5,349,517)	(5,634,277)
Accumulated other comprehensive income
Total shareholders’ equity (deficit)	6,689,852	(5,625,277)
Total liabilities and shareholders’ equity (deficit)	6,689,852	(5,625,277)
Class A Ordinary Share
SHAREHOLDERS’ DEFICIT
Common stock, value	6,450	3,060
Class B Ordinary Share
SHAREHOLDERS’ DEFICIT
Common stock, value	$ 5,940	$ 5,940